Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of VMO2 (Details) € in Millions, £ in Millions		7 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)
Disclosure of joint ventures [line items]
Non-current assets			€ 78,133	€ 83,568
Intangible assets			9,875	11,370		€ 12,017
Goodwill			16,461	18,708
Property, plant and equipment			21,439	22,944		23,714
Other non-current assets			2,064	2,067
Current assets			22,369	20,756
Inventories			954	929
Receivables and other current assets			10,445	10,132
Current financial assets			1,800	1,078
Cash and cash equivalents	€ 8,580	€ 8,580	8,062	7,151		7,245
Total assets			100,502	104,324
Non current liabilities			52,019	53,829
Non current financial liabilities			33,192	33,360
Non-current lease liabilities			6,077	6,708
Other non current liabilities			1,843	1,692
Current liabilities			25,734	23,399
Current financial liabilities			5,590	3,701
Current lease liabilities			2,226	2,239
Other current liabilities			1,966	1,819
Equity attributable to non-controlling interests			3,402	5,244
Equity	€ 28,684	€ 28,684	22,749	27,096		31,708
Investments accounted for by the equity method			8,143	8,265
Revenues			41,315	40,652		39,993
Other operating income			1,692	1,541		2,065
Other expenses			(12,554)	(10,298)		(10,741)
Impairment losses in goodwill			(866)	(58)		0
Depreciation and amortization			(8,799)	(8,797)		(8,796)
OPERATING INCOME			2,395	2,593		4,056
Share of income of investments accounted for by the equity method			(35)	(17)		(13)
Finance income			980	1,099		1,803
Finance costs			(2,998)	(3,014)		(3,030)
Foreign currency transaction losses, net			113	124
Net financial expense			(1,789)	(1,904)		(1,313)
Result before taxation			557	(1,473)		2,960
Corporate income tax			(348)	899		(641)
PROFIT (LOSS) FOR THE YEAR			209	(574)		2,319
Attributable to non-controlling interests			258	318		308
Attributable to equity holders of the parent			(49)	(892)		2,011
Share of (loss) income of investments accounted for by the equity method			(14)	(2,145)		230
Other comprehensive income (100% VMO2)			€ (1,120)	€ (43)		€ 1,908
Cornerstone Telecomunications
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate (as a percent)			12.50%	16.67%	16.67%	25.00%
Customer base
Disclosure of joint ventures [line items]
Intangible assets			€ 151	€ 386		€ 721
VMO2
Disclosure of joint ventures [line items]
Property, plant and equipment			40,079	38,817
Current financial assets			660	569
Total assets			48,247	46,455
Non current financial liabilities			21,754	21,061
Non-current lease liabilities			950	663
Current financial liabilities			4,970	4,165
Current lease liabilities			197	201
Total allocated liabilities			32,804	30,727
VMO2
Disclosure of joint ventures [line items]
Non-current assets			43,081	41,697
Intangible assets			7,682	8,379
Goodwill			21,404	20,427
Property, plant and equipment			10,994	10,011
Other non-current assets			3,001	2,880
Current assets			5,166	4,758
Inventories			245	301
Receivables and other current assets			2,900	2,882
Current financial assets			660	567
Cash and cash equivalents			1,361	1,008
Total assets			48,247	46,455
Non current liabilities			23,139	22,136
Non current financial liabilities			21,754	21,061
Non-current lease liabilities			950	663
Other non current liabilities			435	412
Current liabilities			9,665	8,591
Current financial liabilities			4,970	4,165
Current lease liabilities			197	201
Other current liabilities			4,498	4,225
Total allocated liabilities			32,804	30,727
Equity attributable to non-controlling interests			€ 252	261
Equity of joint venture (in percent)			100.00%
Equity			€ 15,191	15,467
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%
50% Telefónica Group			€ 7,596	7,734
Acquisition costs			61	61
Other adjustments			(16)	(21)
Investments accounted for by the equity method			7,641	7,774
Revenues		€ 12,155	12,616	12,547		12,155
Other operating income			516	516		551
Other expenses			(8,665)	(8,632)		(8,305)
Impairment losses in goodwill		0	0	(3,572)	£ (3,107)	0
Depreciation and amortization		(4,170)	(3,371)	(3,685)		(4,170)
OPERATING INCOME		231	1,096	(2,826)		231
Share of income of investments accounted for by the equity method		1	4	2		1
Finance income		24	51	55		24
Finance costs		(1,020)	(1,578)	(1,436)		(1,020)
Realised and unrealised gains on derivative instruments, net		2,567	463	(924)		2,567
Foreign currency transaction losses, net		(1,296)	(34)	677		(1,296)
Net financial expense		275	(1,098)	(1,628)		275
Result before taxation		507	2	(4,452)		507
Corporate income tax		(15)	(22)	265		(15)
PROFIT (LOSS) FOR THE YEAR		492	(20)	(4,187)		492
Attributable to non-controlling interests		0	(19)	0		0
Attributable to equity holders of the parent		492	(39)	(4,187)		492
50% attributable to Telefónica Group		246	(20)	(2,094)		246
Share-based compensation		14	1	8		14
Sale of minority stake in Cornerstone		0	112	76		0
Other adjustments		32	(5)	(20)		32
Share of (loss) income of investments accounted for by the equity method		€ 292	89	(2,030)		292
Other comprehensive income (100% VMO2)			€ (337)	(213)		€ (113)
Other comprehensive income of joint venture (in percent)			1
VMO2 | Customer base
Disclosure of joint ventures [line items]
Depreciation and amortization			€ (1,012)	€ (985)